Segment and geographic information (Schedule of Operating Revenue) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Operating revenue	¥ 10,925,174	¥ 10,700,740	¥ 10,507,362
Domestic
Segment Reporting Information [Line Items]
Operating revenue	9,729,179	9,746,669	9,594,645
Foreign
Segment Reporting Information [Line Items]
Operating revenue	¥ 1,195,995	¥ 954,071	¥ 912,717